Financial risk management and financial instruments - Summary of Other Long Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
At January 1	€ 85	€ 61	€ 43
Initial recognition of long term investment	1	1	3
Changes in fair value recorded in other comprehensive income held at period-end	(5)	19	16
Changes in fair value recognized in consolidated statement of operations	(2)	1	0
Return of capital	0	(2)	0
Effect of changes in foreign exchange rates	(9)	5	(1)
At December 31	€ 70	€ 85	€ 61